Leases - Schedule of Future Minimum Payments Under the Group’s Operating Leases (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Payments Under the Group’s Operating Leases [Abstract]
2025	¥ 10,891,644
2026	10,377,358
2027	10,377,358
2028	10,377,358
Thereafter	10,377,360
Total lease payments	52,401,078
Less: imputed interest	(4,840,374)
Total operating lease liabilities	¥ 47,560,704	¥ 2,471,003